Note 8 - Stockholders' Equity (Detail) - Common Stock Warrants (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding		1,922,944	435,986	410,542
Outstanding (in Dollars per Item)		0.43	3.74	0.42
Expired			(410,542)
Expired (in Dollars per share)			$ 3.48
Issued	2,727,274	7,652,071	2,122,500	25,444
Issued (in Dollars per share)	$ 1.45	$ 1.05	$ 0.29	$ 8.00
Shares withheld on net settled exercises		(186,347)
Shares withheld on net settled exercises (in Dollars per share)		$ 0.70
Exercised		(624,832)	(225,000)
Exercised (in Dollars per share)		$ 0.67	$ 0.01
Outstanding		8,763,836	1,922,944	435,986
Outstanding (in Dollars per Item)	1.10	0.95	0.43	3.74